Trade and other receivables (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance at the beginning of year	$ (3,837,914)	$ (3,936,871)
Impairment estimate for accounts receivable	(1,948,264)	(1,352,722)
Uncollectible accounts	634,256	219,222
Add back of unused provisions	832,704	1,031,841
Effect of translation into presentation currency	164,466	200,616
Total	$ (4,154,752)	$ (3,837,914)